                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-0525

                      Seligman Income and Growth Fund, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   06/30/04

ITEM 1.      REPORTS TO STOCKHOLDERS.

             SELIGMAN INCOME AND GROWTH FUND, INC.
             Semi-Annual Report June 30, 2004

Seligman

Income and Growth Fund, Inc.

Mid-Year Report

June 30, 2004

Seeking Total Return

Through a Combination

of Capital Appreciation

and Income, Consistent

With a Prudent Allocation

Between Equity and Fixed

Income Securities

Seligman

140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

Table of Contents

To The Shareholders	1

Performance Overview	2

Portfolio Overview	4

Portfolio of Investments	6

Statement of
Assets and Liabilities	14

Statement of
Operations	15

Statements of
Changes in Net Assets	16

Notes to Financial
Statements	17

Financial Highlights	23

Board of Directors and
Executive Officers	28

For More Information	back cover

To The Shareholders

Your mid-year shareholder report for Seligman Income and Growth Fund, Inc. follows this letter. This report contains the Fund’s investment results and financial statements, including a portfolio of investments.

For the six months ended June 30, 2004, the Fund posted a total return of 2.02% based on the net asset value of Class A shares. During the same period, the Fund’s peers, as measured by the Lipper Income Funds Average, returned 1.21%, the Lehman Government/Credit Index returned –0.19%, and the S&P 500 returned 3.44%.

We appreciate your continued support of Seligman Income and Growth Fund, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris Chairman

Brian T. Zino President

August 13, 2004

Performance Overview (unaudited)

Investment Results
Total Returns
For Periods Ended June 30, 2004

						Average Annual

							Class B	Class C		Class I and R
							Since	Since		Since
			Six	One	Five	Ten	Inception	Inception		Inception
			Months*	Year	Years	Years	4/22/96	5/27/99		4/30/03

Class A**

With Sales Charge			(2.79)%	4.74%	(1.90)%	3.82%	n/a	n/a		n/a

Without Sales Charge			2.02	10.00	(0.94)	4.32	n/a	n/a		n/a

Class B**

With CDSC#			(3.40)	4.18	(2.06)	n/a	n/a	n/a		n/a

Without CDSC			1.60	9.18	(1.69)	n/a	2.11%	n/a		n/a

Class C**

With Sales Charge and CDSC##			(0.41)	7.12	(1.89)	n/a	n/a	(1.82)%		n/a

Without Sales Charge and CDSC			1.60	9.19	(1.69)	n/a	n/a	(1.63)		n/a

Class D**

With 1% CDSC			0.60	8.19	n/a	n/a	n/a	n/a		n/a

Without CDSC			1.60	9.19	(1.69)	3.52	n/a	n/a		n/a

Class I**			2.10	10.18	n/a	n/a	n/a	n/a		12.70%

Class R**

With 1% CDSC			0.93	8.82	n/a	n/a	n/a	n/a		n/a

Without CDSC			1.93	9.82	n/a	n/a	n/a	n/a		12.39

Lehman Government/
Credit Index***			(0.19)	(0.72)	7.11	7.44	7.04 ††	6.91	†††	1.45

Lipper Income Funds Average***			1.21	9.46	3.13	7.46	6.05 †	3.37		14.25

S&P 500***			3.44	19.11	(2.20)	11.82	8.84	(0.81)		22.65

				Dividends and Capital Gain Per Share and Yield
Net Asset Value Per Share				Information
	6/30/04	12/31/03	6/30/03	For the Six Months Ended June 30, 2004

					Dividends Paid	SEC Yieldø	Capital Gain

Class A	$12.09	$11.93	$11.14		$0.08	0.84%	Realized	$0.304	‡

Class B	12.03	11.88	11.09		0.04	0.16	Unrealized	0.816	øø

Class C	12.03	11.88	11.09		0.04	0.13

Class D	12.03	11.88	11.09		0.04	0.16

Class I	12.09	11.94	11.09		0.10	1.07

Class R	12.07	11.92	11.14		0.08	0.81

The rates of return will vary and the principal value of an investment will fluctuate so that shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance shown above.

See footnotes on page 3.

Performance Overview (unaudited)

*	Returns for periods of less than one year are not annualized.
**

Return figures reflect any change in price per share and assume the reinvestment of all distributions. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on certain redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on certain redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

***	The Lehman Government/Credit Index, the Lipper Income Funds Average, and the Standard & Poor’s Composite Index (S&P 500) are unmanaged benchmarks that assume reinvestment of all distributions. The Lehman Government/Credit Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The Lipper Income Funds Average is an index of mutual funds that seek a high level of current income through investing in income-producing stocks, bonds, and money market instruments. The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. The Lipper Income Funds Average excludes the effect of taxes and sales charges. The Lehman Government/Credit Index and the S&P 500 exclude the effect of taxes, fees and sales charges. Investors cannot invest directly in an index or an average.
#	The CDSC is 5% for periods of one year or less and 2% for the five-year period.
##	The CDSC is 1% for periods up to 18 months.
†	From April 25, 1996.
††	From April 30, 1996.
†††	From May 31, 1999.
‡	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future net realized capital gains. See Note 6 to Financial Statements.
ø	Current yield, representing the annualized yield for the 30-day period ended June 30, 2004, has been computed in accordance with SEC regulations and will vary.
øø	Represents the per share amount of net unrealized appreciation of portfolio securities as of June 30, 2004.

Portfolio Overview (unaudited)

Diversification of Net Assets

June 30, 2004

	Percent of Net Assets

	6/30/04	12/31/03

Corporate Fixed-Income
Securities and Common Stocks:

Automobiles and Components	3.0	2.5

Banks	3.6	4.6

Capital Goods	7.8	7.0

Chemicals	1.5	0.7

Commercial Services
and Supplies	0.7	0.6

Communications Equipment	1.4	0.8

Computers and Peripherals	3.0	2.7

Consumer Durables and Apparel	0.4	0.7

Consumer Staples	7.0	7.5

Diversified Financials	7.2	9.6

Electronic Equipment
and Instruments	0.4	0.6

Energy	5.7	4.5

Health Care Equipment
and Services	1.5	1.7

Hotels, Restaurants and Leisure	1.7	2.1

Insurance	3.5	3.6

Media	2.9	3.5

Metals and Mining	0.3	1.3

	Percent of Net Assets

	6/30/04	12/31/03

Corporate Fixed-Income
Securities and Common Stocks:

Paper and Forest Products	0.3	1.0

Pharmaceuticals and Biotechnology	7.1	5.6

Real Estate	0.4	1.1

Retailing	2.1	2.1

Semiconductors and

Semiconductor Equipment	1.4	2.2

Software and Services	6.1	4.2

Telecommunication Services	3.1	2.6

Utilities	2.6	2.8

Miscellaneous	—	1.5

Total Corporate
Fixed-Income Securities and Common Stocks	74.7	77.1

US Government and
Government Agency Securities	15.7	21.2

Short-Term Holdings and
Other Assets Less Liabilities	9.6	1.7

Total	100.0	100.0

Largest Industries†
June 30, 2004

Percent of Net Assets

† Excludes US Government and Government Agency securities.

Portfolio Overview (unaudited)

Largest Portfolio Changes
During Past Six Months

Largest Purchases	Largest Sales

Common Stocks:	Common Stocks:

Verizon Communications*	SPDR Trust, Series 1**

Carnival*	Royal Caribbean Cruises**

Coca-Cola*	Goldman Sachs Group

Computer Associates International*	US Government and Government Agency Securities:

US Government and Government Agency Securities:	FNMA 3.875%, 11/17/08**

FHLMC GOLD 4.5%, 8/1/33*	FHLB 3.75%, 8/15/07**

FNMA 5.24%, 8/7/18*	US Treasury Notes 3.25%, 8/15/08**

FHLMC 4.25%, 5/4/09*	US Treasury Notes 3.875%, 2/15/13**

US Treasury Notes 4.25%, 11/15/13	Corporate Bonds:

Corporate Bonds:	Sprint Capital 7.125%, 1/30/06**

General Motors 8.375%, 7/15/33*	General Motors Acceptance 4.375%, 12/10/07**

General Motors 7.125%, 7/15/13*	General Mills 2.625%, 10/24/06**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order of size.

* Position added during the period.
** Position eliminated during the period.

Largest Portfolio Holdings
June 30, 2004

Security	Value	Percent of Net Assets

General Electric	$2,732,616	2.3

Microsoft	2,543,428	2.2

Exxon Mobil	2,225,385	1.9

Citigroup	2,096,359	1.8

FHLMC GOLD 4.5%, 8/1/33	2,016,080	1.7

Pfizer	2,010,796	1.7

FHLMC 4.25%, 5/4/09	1,677,166	1.4

American International Group	1,667,952	1.4

US Treasury Notes 4.25%, 11/15/13	1,630,835	1.4

FNMA 5.24%, 8/7/18	1,588,853	1.3

Composition of Net Assets
June 30, 2004

	Percent of Total

	6/30/04	12/31/03

Common Stocks	62.5	60.5

Corporate Bonds	10.9	15.3

Asset-Backed Securities	1.3	1.3

Total Corporate Fixed-
Income Securities	12.2	16.6

	Percent of Total

	6/30/04	12/31/03

US Government and
Government Agency Securities	15.7	21.2

Short-Term Holdings and Other
Assets Less Liabilities	9.6	1.7

Total	100.0	100.0

Portfolio of Investments (unaudited)

June 30, 2004

	Shares	Value
Common Stocks 62.5%

Automobiles and Components 0.6%

Lear	12,610	$743,864

Banks 2.8%

Bank of America	6,760	572,031

Fannie Mae	8,500	606,560

Freddie Mac	7,400	468,420

U.S. Bancorp	23,110	636,912

Wachovia	13,880	617,660

Wells Fargo	6,700	383,441

		3,285,024

Capital Goods 7.2%

Deere	8,170	573,044

General Dynamics	8,700	863,910

General Electric	84,340	2,732,616

Illinois Tool Works	12,440	1,192,872

L-3 Communications Holdings*	15,500	1,035,400

Masco	23,800	742,084

Tyco International	42,070	1,394,200

		8,534,126

Chemicals 1.2%

Dow Chemical	14,100	573,870

Praxair	22,400	893,984

		1,467,854

Commercial Services and Supplies 0.7%

ServiceMaster	65,800	810,656

Communications Equipment 1.4%

Andrew*	32,600	650,207

Cisco Systems*	42,010	995,847

		1,646,054

Computers and Peripherals 2.8%

Dell*	36,070	1,296,175

Hewlett-Packard	23,370	493,107

International Business Machines	16,500	1,454,475

		3,243,757

Consumer Durables and Apparel 0.4%

Pulte Homes	8,480	441,214

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004

	Shares	Value
Consumer Staples 5.8%

Altria Group	31,360	$1,569,568

Coca-Cola	17,400	878,352

Dean Foods*	17,900	667,849

PepsiCo	19,100	1,029,108

Procter & Gamble	19,860	1,081,178

SYSCO	9,600	344,352

Wal-Mart Stores	24,710	1,303,700

		6,874,107

Diversified Financial Services 5.5%

American Express	9,740	500,441

Bank of New York	17,900	527,692

Capital One Financial	4,300	294,034

Citigroup	45,083	2,096,359

Goldman Sachs Group	5,010	471,742

MBNA	20,900	539,011

Merrill Lynch	14,500	782,710

J.P. Morgan Chase	19,740	765,320

Morgan Stanley	9,710	512,397

		6,489,706

Electronic Equipment and Instruments 0.4%

Jabil Circuit*	16,680	420,002

Energy 5.0%

BP (ADR) (United Kingdom)	6,900	369,633

ChevronTexaco	7,960	749,116

ConocoPhillips	12,580	959,728

Exxon Mobil	50,110	2,225,385

Noble*	6,100	231,129

Noble Energy	9,640	491,640

Occidental Petroleum	10,340	500,559

Rowan Companies*	12,590	306,315

		5,833,505

Health Care Equipment and Services 1.3%

Aetna	7,900	671,500

Anthem*	2,800	250,768

Laboratory Corporation of America Holdings*	5,300	210,410

Medtronic	9,200	448,224

		1,580,902

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004

	Shares	Value
Hotels, Restaurants and Leisure 1.7%

Carnival	20,100	$944,700

International Game Technology	15,100	582,860

Marriott International (Class A)	9,100	453,908

		1,981,468

Insurance 3.0%

American International Group	23,400	1,667,952

Hartford Financial Services Group	7,170	492,866

PartnerRe	6,940	393,706

Prudential Financial	12,400	576,228

XL Capital (Class A)	4,900	369,754

		3,500,506

Media 2.3%

Clear Channel Communications	18,010	665,469

Time Warner*	54,470	957,583

Tribune	15,400	701,316

Univision Communications (Class A)*	12,510	399,444

		2,723,812

Metals and Mining 0.3%

Freeport-McMoRan Copper & Gold (Class B)	12,000	397,800

Paper and Forest Products 0.3%

Weyerhaeuser	6,080	383,770

Pharmaceuticals and Biotechnology 7.1%

Amgen*	9,300	507,547

Biogen Idec*	5,085	321,804

Forest Laboratories*	6,500	368,095

Gilead Sciences*	4,500	301,208

Johnson & Johnson	21,700	1,208,690

MedImmune*	12,800	299,712

Merck	16,300	774,250

Novartis (ADR) (Switzerland)	27,400	1,219,300

Pfizer	58,658	2,010,796

Teva Pharmaceutical Industries (ADR) (Israel)	7,780	523,011

Watson Pharmaceuticals*	10,500	282,450

Wyeth	13,620	492,499

		8,309,362

Real Estate 0.4%

Apartment Investment & Management (Class A)	16,300	507,419

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004
	Shares or
	Principal Amount		Value
Retailing 2.1%

Advance Auto Parts*	11,200	shs	$494,816

eBay*	4,780		439,760

Michaels Stores	15,450		849,750

Target	12,000		509,640

Tiffany	5,000		184,250

			2,478,216

Semiconductors and Semiconductor Equipment 1.4%

Intel	39,100		1,079,355

Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	70,734		587,797

			1,667,152

Software and Services 6.1%

Autodesk	21,900		937,320

Computer Associates International	27,800		780,068

Electronic Arts*	14,600		795,481

Microsoft	89,040		2,543,428

Oracle*	62,340		747,145

Symantec*	22,800		998,526

Synopsys*	12,100		343,580

			7,145,548

Telecommunication Services 2.2%

American Tower (Class A)*	51,800		787,360

Crown Castle International*	56,000		826,000

Verizon Communications	25,300		915,607

			2,528,967

Utilities 0.5%

Dominion Resources	2,300		145,084

Duke Energy	24,400		495,076

			640,160

Total Common Stocks (Cost $ 65,139,968)			73,634,951

US Government and Government Agency Securities 15.7%

US Government Securities 2.5%

US Treasury Bond 5.375%, 2/15/31	$950,000		958,425

US Treasury Notes:

3.125%, 4/15/09	405,000		393,626

4.25%, 11/15/13	1,675,000		1,630,835

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004

	Principal Amount	Value
Agency Securities 4.0%

FHLB 5%, 5/13/11	$640,000	$650,114

FHLMC:

4.25%, 5/4/09	1,690,000	1,677,166

4.75%, 10/11/12	835,000	811,739

FNMA:

2.5%, 7/16/07	5,000	4,852

5.24%, 8/7/18	1,640,000	1,588,853

Mortgage-Backed Securities 9.2%

FHLMC GOLD:†

4.5%, 11/1/07	847,173	858,568

6%, 11/1/10	130,854	137,776

5.5%, 6/1/18	253,109	259,315

8%, 12/1/23	131,779	144,575

6.5%, 7/1/32	1,083,403	1,130,354

6%, 12/1/32	889,925	910,846

6%, 3/1/33	1,148,467	1,175,465

5.5%, 4/1/33	1,147,775	1,146,643

4.5%, 8/1/33	2,154,325	2,016,080

5%, 8/1/33	293,004	283,838

FNMA:†

7%, 7/1/08	126,565	134,170

7%, 2/1/12	64,777	68,670

8.5%, 9/1/15	98,942	106,315

6.5%, 5/1/17	169,647	179,335

5.5%, 2/1/18	355,913	365,021

7%, 1/1/32	200,765	212,370

7%, 5/1/32	473,176	500,529

6%, 3/1/33	600,820	614,278

5.5%, 8/1/33	545,404	544,541

Total US Government and Government Agency Securities
(Cost $18,815,873)		18,504,299

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004

	Principal Amount	Value
Corporate Bonds 10.9%

Automobiles and Components 2.4%

Ford Motor Credit:

5.625%, 10/1/08	$280,000	$282,698

7%, 10/1/13	405,000	409,523

General Motors:

7.125%, 7/15/13	720,000	740,700

8.25%, 7/15/23	310,000	325,440

8.375%, 7/15/33	965,000	1,024,325

		2,782,686

Banks 0.8%

Bank of America:

3.375%, 2/17/09	405,000	389,394

4.375%, 12/1/10	280,000	273,280

KeyCorp 4.7%, 5/21/09	300,000	301,404

		964,078

Capital Goods 0.6%

Boeing Capital 5.8%, 1/15/13	255,000	263,034

General Electric Capital 6.75%, 3/15/32	350,000	377,478

		640,512

Chemicals 0.3%

E.I. du Pont de Nemours 4.875%, 4/30/14	405,000	395,711

Computers and Peripherals 0.2%

International Business Machines 8.375%, 11/1/19	220,000	277,018

Consumer Staples 1.2%

Anheuser-Busch 4.625%, 2/1/15	135,000	127,536

Coca-Cola Enterprises 7.125%, 8/1/17	280,000	318,487

Fortune Brand 2.875%, 12/1/06	235,000	232,654

Procter & Gamble 6.875%, 9/15/09	360,000	403,130

Safeway 4.125%, 11/1/08	290,000	284,141

		1,365,948

Diversified Financial Services 1.7%

CIT Group 4.75%, 12/15/10	340,000	334,079

International Lease Finance 6.375%, 3/15/09	145,000	155,675

Lehman Brothers Holdings 4.8%, 3/13/14	280,000	262,284

Morgan Stanley 3.875%, 1/15/09	415,000	404,462

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004
	Principal Amount	Value
Diversified Financial Services (continued)

Private Export Funding 5.685%, 5/15/12	$500,000	$526,020

SLM 4%, 1/15/09	295,000	290,045

		1,972,565

Energy 0.7%
Carolina Power & Light 5.95%, 3/1/09	375,000	395,416

Energy Gulf States 5.25%, 8/1/15	470,000	445,332

		840,748

Health Care Equipment and Services 0.2%

UnitedHealth Group 3.3%, 1/30/08	280,000	273,911

Insurance 0.5%

MetLife:

5%, 11/24/13	325,000	315,718

6.375%, 6/15/34	320,000	322,588

		638,306

Media 0.6%

Cox Communications 7.125%, 10/1/12	405,000	444,559

Time Warner 9.15%, 2/1/23	250,000	309,612

		754,171

Telecommunication Services 0.9%

Sprint Capital 8.375%, 3/15/12	570,000	656,068

Verizon Wireless 5.375%, 12/15/06	325,000	339,019

		995,087

Utilities 0.8%

Dominion Resources 6.75%, 12/15/32	155,000	156,187

Duke Capital 4.37%, 3/1/09	170,000	165,351

Duke Energy 5.3%, 10/1/15	135,000	130,639

Penn Power & Light: 6.83%, 3/25/07	478,989	489,450

		941,627

Total Corporate Bonds (Cost $ 13,145,119)		12,842,368

See footnotes on page 13.

Portfolio of Investments (unaudited)

June 30, 2004

	Principal Amount	Value
Asset-Backed Securities† 1.3%

Utilities 1.3%

PECO Energy Transition Trust 6.05%, 3/1/09
(Cost $1,499,033)	$1,500,000	$1,583,213

Short-Term Investments 9.5%

Repurchase agreement, State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004 in the amount of $1,358,045, collateralized by:
$1,135,000 US Treasury Notes 10.375%, 11/15/2012,
with a fair market value of $1,398,888	1,358,000	1,358,000

US Treasury Bill 7/8/04	9,825,000	9,823,109

Total Short-Term Investments (Cost $11,181,109)		11,181,109

Total Investments (Cost $109,781,102) 99.9%		117,745,940

Other Assets Less Liabilities 0.1%		139,176

Net Assets 100.0%		$117,885,116

*	Non-income producing security.
†	Investments in mortgage- and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.
ADR – American Depositary Receipt.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2004

Assets:

Investments, at value:

Common Stocks (cost $65,139,968)	$73,634,951

US Government and Government Agency securities (cost $18,815,873)	18,504,299

Corporate Bonds (cost $13,145,119)	12,842,368

Asset-backed securities (cost $1,499,033)	1,583,213

Short-term investments (cost $11,181,109)	11,181,109

Total investments (cost $109,781,102)	117,745,940

Cash	320,280

Receivable for dividends and interest	484,049

Receivable for Capital Stock sold	58,702

Investment in, and expenses prepaid to, shareholder service agent	43,130

Other	2,028

Total Assets	118,654,129

Liabilities:

Payable for Capital Stock repurchased	368,399

Payable for securities purchased	151,113

Management fee payable	58,106

Distribution and service fees payable	52,026

Accrued expenses and other	139,369

Total Liabilities	769,013

Net Assets	$117,885,116

Composition of Net Assets:

Capital Stock, at par ($1 par value; 500,000,000 shares authorized;
9,766,323 shares outstanding):

Class A	$6,567,121

Class B	1,066,598

Class C	669,263

Class D	1,394,936

Class I	68,263

Class R	142

Additional paid-in capital	128,437,432

Dividends in excess of net investment income	(50,991)

Accumulated net realized loss	(28,232,486)

Net unrealized appreciation of investments	7,964,838

Net Assets	$117,885,116

Net Asset Value Per Share:

Class A ($79,388,931 ÷ 6,567,121 shares)	$12.09

Class B ($12,834,108 ÷ 1,066,598 shares)	$12.03

Class C ($8,051,922 ÷ 669,263 shares)	$12.03

Class D ($16,782,965 ÷ 1,394,935 shares)	$12.03

Class I ($825,464 ÷ 68,263 shares)	$12.09

Class R ($1,726 ÷ 143 shares)	$12.07

See Notes to Financial Statements.
14

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2004

Investment Income:

Interest	$915,383

Dividends (net of foreign taxes withheld of $4,464)	558,663

Total Investment Income	1,474,046

Expenses:

Management fee	362,909

Distribution and service fees	293,495

Shareholder account services	183,386

Registration	48,034

Auditing and legal fees	27,956

Custody and related services	20,911

Shareholder reports and communications	15,299

Directors’ fees and expenses	4,992

Miscellaneous	11,010

Total Expenses	967,992

Net Investment Income	506,054

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	2,971,313

Payments received from the Manager (Note 8)	5,869

Net change in unrealized appreciation of investments	(1,206,288)

Net Gain on Investments	1,770,894

Increase in Net Assets from Operations	$2,276,948

See Notes to Financial Statements.

Statements of Changes in Net Assets

(unaudited)

	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003

Operations:

Net investment income	$506,054	$1,266,107

Net realized gain on investments	2,971,313	3,853,371

Payments received from the Manager (Note 8)	5,869	—

Net change in unrealized appreciation/depreciation of investments	(1,206,288)	12,888,263

Decrease in Net Assets from Operations	2,276,948	18,007,741

Distributions to Shareholders:

Net investment income:

Class A	(407,173)	(1,012,869)

Class B	(33,617)	(85,600)

Class C	(20,687)	(60,538)

Class D	(43,546)	(100,321)

Class I	(5,023)	(6,765)

Class R	(8)	(14)

Total	(506,054)	(1,266,107)

Dividends in excess of net investment income:

Class A	(133,754)	(244,180)

Class B	(11,152)	(20,636)

Class C	(6,863)	(14,594)

Class D	(14,446)	(24,185)

Class I	(1,666)	(1,631)

Class R	(3)	(3)

Total	(167,884)	(305,229)

Decrease in Net Assets from Distributions	(673,938)	(1,571,336)

Capital Share Transactions:

Net proceeds from sales of shares	1,794,398	5,076,808

Investment of dividends	488,978	1,159,645

Exchanged from associated funds	6,820,713	11,138,489

Total	9,104,089	17,374,942

Cost of shares repurchased	(14,997,186)	(24,350,562)

Exchanged into associated funds	(1,658,703)	(7,387,073)

Total	(16,655,889)	(31,737,635)

Decrease in Net Assets from Capital Share Transactions	(7,551,800)	(14,362,693)

Increase (Decrease) in Net Assets	(5,948,790)	2,073,712

NET ASSETS:

Beginning of period	123,833,906	121,760,194

End of Period (net of dividends in excess of net investment
income of $50,991 and $33,022, respectively)	$117,885,116	$123,833,906

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    Multiple Classes of Shares — Seligman Income and Growth Fund, Inc. (the “Fund”), offers the following six classes of shares:

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Investments in US Government and Government agency securities, bonds and asset-backed securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of

Notes to Financial Statements (unaudited)

Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are valued at amortized cost.
b.	Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gain.

c.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend. Interest income is recorded on an accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities for financial reporting purposes.

d.	Repurchase Agreements — The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

e.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2004, distribution and service fees, shareholder account services and registration expenses were class-specific expenses.

f.	Distributions to Shareholders — The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government and government agency obligations and short-term investments, for the six months ended June 30, 2004, amounted to $30,472,556 and $42,987,941, respectively; purchases and sales of US Government and government agency obligations were $26,333,924 and $30,691,478, respectively.

At June 30, 2004, the cost of investments for federal income tax purposes was $110,116,702. The tax basis cost was greater than the cost for financial reporting purposes due to tax deferral of losses on wash sales in the amount of $297,618 and the amortization of premium for financial reporting purposes of $37,892. The tax basis gross unrealized appreciation and depreciation of portfolio securities amounted to $10,388,367 and $2,759,129, respectively.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the

Notes to Financial Statements (unaudited)

Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.60% per annum of the first $1 billion of the Fund’s average daily net assets, 0.55% per annum of the next $1 billion of the Fund’s average daily net assets, and 0.50% per annum of the Fund’s average daily net assets in excess of $2 billion. The management fee reflected in the Statement of Operations represents 0.60% per annum of the Fund’s average daily net assets.

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Fund’s shares and an affiliate of the Manager, received concessions of $1,639 from sales of Class A shares. Commissions of $12,200 and $3,766 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2004, fees incurred under the Plan aggregated $100,328, or 0.25% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares, and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

For the six months ended June 30, 2004, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, and 0.50% per annum of the average net daily assets of Class R shares amounted to $68,132, $41,923, $83,108, and $4, respectively.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D and Class R shares. For the six months ended June 30, 2004, such charges amounted to $8,251.

The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchasers based on the value of Class B shares sold. The aggregate of such payments and distribution fees retained by the Distributor, for the six years ended June 30, 2004, amounted to $620.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2004, Seligman Services, Inc. received commissions of $1,419 from the sales of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $9,612, pursuant to the Plan.

Notes to Financial Statements (unaudited)

Seligman Data Corp., which is owned by the Fund and certain associated investment companies, charged the Fund at cost $183,386 for shareholder account services in accordance with a methodology approved by the Fund’s directors.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes, and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2004, the Fund’s potential obligation under the Guaranties is $81,100. As of June 30, 2004, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

The Fund’s investment in Seligman Data Corp. is recorded at a cost of $3,553.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses and the accumulated balance thereof at June 30, 2004, of $28,130 is included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

5.	Committed Line of Credit — The Fund is a participant in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2004, the Fund did not borrow from the credit facility.

6.	Capital Loss Carryforward and Other Tax Adjustments — At December 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $30,794,340, which is available for offset against future taxable net capital gains, with $6,335,360 expiring in 2008, $2,203,787 expiring in 2009, and $22,255,193 expiring in 2010. The amount was determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Fund has authorized 500,000,000 shares of $1 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended		Year Ended
	June 30, 2004		December 31, 2003

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	71,443	$864,272	237,283	$2,534,363

Investment of dividends	31,970	385,254	81,449	908,738

Exchanged from associated funds	118,432	1,431,878	466,260	4,953,951

Converted from Class B**	22,267	268,975	—	—

Total	244,112	2,950,379	784,992	8,397,052

Cost of shares repurchased	(642,823)	(7,770,440)	(1,319,369)	(14,415,452)

Exchanged into associated funds	(43,623)	(527,673)	(386,267)	(4,059,600)

Transferred to Class I	—	—	(67,823)	(741,310)

Total	(686,446)	(8,298,113)	(1,773,459)	(19,216,362)

Decrease	(442,334)	$(5,347,734)	(988,467)	$(10,819,310)

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	13,297	$159,758	43,004	$472,644

Investment of dividends	2,315	27,788	6,841	75,675

Exchanged from associated funds	136,794	1,648,927	288,576	3,152,167

Total	152,406	1,836,473	338,421	3,700,486

Cost of shares repurchased	(190,533)	(2,283,937)	(315,070)	(3,444,243)

Exchanged into associated funds	(38,456)	(460,026)	(133,451)	(1,469,036)

Converted to Class A**	(22,391)	(268,975)	—	—

Total	(251,380)	(3,012,938)	(448,521)	(4,913,279)

Decrease	(98,974)	$(1,176,465)	(110,100)	$(1,212,793)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	46,231	$555,614	154,507	$1,691,750

Investment of dividends	2,014	24,156	5,941	65,791

Exchanged from associated funds	36,830	443,979	146,051	1,570,611

Total	85,075	1,023,749	306,499	3,328,152

Cost of shares repurchased	(189,002)	(2,271,927)	(226,152)	(2,509,612)

Exchanged into associated funds	(38,712)	(461,403)	(116,765)	(1,276,731)

Total	(227,714)	(2,733,330)	(342,917)	(3,786,343)

Decrease	(142,639)	$(1,709,581)	(36,418)	$(458,191)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	11,158	$134,108	27,122	$297,772

Investment of dividends	3,756	45,080	9,146	101,028

Exchanged from associated funds	273,783	3,295,929	132,508	1,461,760

Total	288,697	3,475,117	168,776	1,860,560

Cost of shares repurchased	(211,105)	(2,532,614)	(363,092)	(3,946,425)

Exchanged into associated funds	(17,370)	(209,601)	(53,233)	(581,706)

Total	(228,475)	(2,742,215)	(416,325)	(4,528,131)

Increase (decrease)	60,222	$732,902	(247,549)	$(2,667,571)

See footnotes on page 22.

Notes to Financial Statements (unaudited)

	Six Months Ended		April 30, 2003* to
	June 30, 2004		December 31, 2003

Class I	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,735	$80,646	6,874	$78,779

Investment of dividends	555	6,689	729	8,396

Transferred from Class A	—	—	67,823	741,310

Total	7,290	87,335	75,426	828,485

Cost of shares repurchased	(11,384)	(138,268)	(3,069)	(34,830)

Increase (decrease)	(4,094)	$(50,933)	72,357	$793,655

Class R	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	—	$—	140	$1,500

Investment of dividends	1	11	2	17

Increase	1	$11	142	$1,517

*	Commencement of offering of shares.
**	Automatic conversion of Class B shares to Class A shares approximately eight years after initial purchase date.

8.	Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies (“Seligman Funds”). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”), the NASD and the Attorney General of the State of New York also are reviewing these matters.
The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.
The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect Seligman Income and Growth Fund, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including $5,869 paid to Seligman Income and Growth Fund, which has been reported as Payments received from the Manager in the Statement of Operations.

Financial Highlights (unaudited)

The tables below are intended to help you understand each Class’s financial performance for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

CLASS A

	Six Months
	Ended		Year Ended December 31,
	6/30/04	2003	2002	2001††	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$11.93	$10.42	$12.04	$12.83	$13.57	$14.35

Income (Loss) from Investment
Operations:

Net investment income	0.06	0.14	0.20	0.31	0.33	0.51

Net realized and unrealized gain (loss)
on investments	0.18	1.54	(1.63)	(0.82)	(0.74)	(0.76)

Total from Investment Operations	0.24	1.68	(1.43)	(0.51)	(0.41)	(0.25)

Less Distributions:

Dividends from net investment income	(0.06)	(0.14)	(0.19)	(0.28)	(0.33)	(0.53)

Dividends in excess of net investment
income	(0.02)	(0.03)	—	—	—	—

Total Distributions	(0.08)	(0.17)	(0.19)	(0.28)	(0.33)	(0.53)

Net Asset Value, End of Period	$12.09	$11.93	$10.42	$12.04	$12.83	$13.57

Total Return:	2.02%	16.24%	(11.96)%	(3.90)%	(3.09)%	(1.76)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$79,389	$83,623	$83,312	$127,085	$147,047	$202,170

Ratio of expenses to average net assets	1.36%†	1.41%	1.38%	1.25%	1.19%	1.15%

Ratio of net investment income to
average net assets	1.07%†	1.29%	1.76%	2.46%	2.51%	3.65%

Portfolio turnover rate	49.49%	238.07%	199.12%	93.34%	66.70%	72.46%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS B

	Six Months
	Ended		Year Ended December 31,
	6/30/04	2003	2002	2001††	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$11.88	$10.38	$12.00	$12.78	$13.52	$14.30

Income (Loss) from Investment
Operations:

Net investment income	0.02	0.06	0.11	0.21	0.23	0.40

Net realized and unrealized gain (loss)
on investments	0.17	1.53	(1.62)	(0.80)	(0.74)	(0.75)

Total from Investment Operations	0.19	1.59	(1.51)	(0.59)	(0.51)	(0.35)

Less Distributions:

Dividends from net investment income	(0.02)	(0.06)	(0.11)	(0.19)	(0.23)	(0.43)

Dividends in excess of net investment
income	(0.02)	(0.03)	—	—	—	—

Total Distributions	(0.04)	(0.09)	(0.11)	(0.19)	(0.23)	(0.43)

Net Asset Value, End of Period	$12.03	$11.88	$10.38	$12.00	$12.78	$13.52

Total Return:	1.60%	15.35%	(12.62)%	(4.61)%	(3.81)%	(2.47)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$12,834	$13,847	$13,236	$16,778	$19,248	$23,159

Ratio of expenses to average net assets	2.11%†	2.17%	2.13%	2.00%	1.94%	1.90%

Ratio of net investment income
to average net assets	0.32%†	0.53%	1.01%	1.71%	1.76%	2.90%

Portfolio turnover rate	49.49%	238.07%	199.12%	93.34%	66.70%	72.46%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS C

	Six Months	Year Ended December 31,
	Ended					5/27/99 * to
	6/30/04	2003	2002	2001††	2000	12/31/99

Per Share Data:

Net Asset Value, Beginning of Period	$11.88	$10.37	$12.00	$12.78	$13.52	$14.14

Income (Loss) from Investment
Operations:

Net investment income	0.02	0.06	0.11	0.21	0.23	0.19

Net realized and unrealized gain (loss)
on investments	0.17	1.54	(1.63)	(0.80)	(0.74)	(0.49)

Total from Investment Operations	0.19	1.60	(1.52)	(0.59)	(0.51)	(0.30)

Less Distributions:

Dividends from net investment income	(0.02)	(0.06)	(0.11)	(0.19)	(0.23)	(0.32)

Dividends in excess of net investment
income	(0.02)	(0.03)	—	—	—	—

Total Distributions	(0.04)	(0.09)	(0.11)	(0.19)	(0.23)	(0.32)

Net Asset Value, End of Period	$12.03	$11.88	$10.37	$12.00	$12.78	$13.52

Total Return:	1.60%	15.46%	(12.70)%	(4.61)%	(3.81)%	(2.13)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$8,052	$9,644	$8,800	$5,689	$4,040	$1,680

Ratio of expenses to average net assets	2.11%†	2.17%	2.13%	2.00%	1.94%	1.95%†

Ratio of net investment income
to average net assets	0.32%†	0.53%	1.01%	1.71%	1.76%	2.73%†

Portfolio turnover rate	49.49%	238.07%	199.12%	93.34%	66.70%	72.46%**

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS D

	Six Months		Year Ended December 31,
	Ended
	6/30/04	2003	2002	2001††	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$11.88	$10.37	$12.00	$12.78	$13.52	$14.30

Income (Loss) from Investment
Operations:

Net investment income	0.02	0.06	0.11	0.21	0.23	0.40

Net realized and unrealized gain (loss)
on investments	0.17	1.54	(1.63)	(0.80)	(0.74)	(0.75)

Total from Investment Operations	0.19	1.60	(1.52)	(0.59)	(0.51)	(0.35)

Less Distributions:

Dividends from net investment income	(0.02)	(0.06)	(0.11)	(0.19)	(0.23)	(0.43)

Dividends in excess of net investment
income	(0.02)	(0.03)	—	—	—	—

Total Distributions	(0.04)	(0.09)	(0.11)	(0.19)	(0.23)	(0.43)

Net Asset Value, End of Period	$12.03	$11.88	$10.37	$12.00	$12.78	$13.52

Total Return:	1.60%	15.46%	(12.70)%	(4.61)%	(3.81)%	(2.47)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$16,783	$15,853	$16,413	$24,038	$33,986	$54,635

Ratio of expenses to average net assets	2.11%†	2.17%	2.13%	2.00%	1.94%	1.90%

Ratio of net investment income
to average net assets	0.32%†	0.53%	1.01%	1.71%	1.76%	2.90%

Portfolio turnover rate	49.49%	238.07%	199.12%	93.34%	66.70%	72.46%

See footnotes on page 27.

Financial Highlights (unaudited)

CLASS I				CLASS R

	Six Months	4/30/03*		Six Months	4/30/03*
	Ended	to		Ended	to
	6/30/04	12/31/03		6/30/04	12/31/03

Per Share Data:

Net Asset Value, Beginning of Period	$11.94	$10.71		$11.92	$10.71

Income from Investment Operations:

Net investment income	0.08	0.11		0.06	0.07

Net realized and unrealized gain on investments	0.17	1.24		0.17	1.26

Total from Investment Operations	0.25	1.35		0.23	1.33

Less Distributions:

Dividends from net investment income	(0.08)	(0.11)		(0.06)	(0.07)

Dividends in excess of net investment income	(0.02)	(0.01)		(0.02)	(0.05)

Total Distributions	(0.10)	(0.12)		(0.08)	(0.12)

Net Asset Value, End of Period	$12.09	$11.94		$12.07	$11.92

Total Return:	2.10%	12.65%		1.93%	12.46%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$825	$864		$2	$2

Ratio of expenses to average net assets	1.22%†	1.15	%†	1.61%†	1.71	%†

Ratio of net investment income to average net assets	1.21%†	1.42	%†	0.82%†	0.86	%†

Portfolio turnover rate	49.49%	238.07	%ø	49.49%	238.07	%ø

*	Commencement of offering of shares.
**	For the year ended December 31, 1999.
ø	For the year ended December 31, 2003.
†	Annualized.
††	As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount and premium on debt securities. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.04 and increase net realized and unrealized loss on investments by $0.04 for each class, and to increase the ratios of net investment income to average net assets from 2.14% to 2.46% for Class A, and from 1.39% to 1.71% for Classes B, C, and D. The per share data and ratios for periods prior to January 1, 2001 have not been restated.

See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3	William C. Morris

• Chairman, Chief Executive Officer and Director,	• Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation	• Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3	Leroy C. Richie 1, 3

• Dean Emeritus,	• Chairman and Chief Executive Officer,
Fletcher School of Law and Diplomacy at Tufts	Q Standards Worldwide, Inc.
University	• Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3	Robert L. Shafer 2, 3

• President Emerita, Sarah Lawrence College	• Retired Vice President, Pfizer Inc.
• Director, Jeannette K. Watson Summer	James N. Whitson 1, 3
Fellowship
• Trustee, Committee for Economic Development	• Retired Executive Vice President and Chief
Operating Officer, Sammons Enterprises, Inc.
Frank A. McPherson 2, 3	• Director, CommScope, Inc.

• Retired Chairman of the Board and Chief	Brian T. Zino
Executive Officer, Kerr-McGee Corporation
• Director, ConocoPhillips	• Director and President,
• Director, Integris Health	J. & W. Seligman & Co. Incorporated
• Chairman, Seligman Data Corp.
John E. Merow 1, 3	• Director, ICI Mutual Insurance Company
• Member of the Board of Governors,
• Retired Chairman and Senior Partner,	Investment Company Institute
Sullivan & Cromwell LLP
• Director, Commonwealth Industries, Inc.
• Trustee, New York-Presbyterian Hospital	Member: 1 Audit Committee
2 Director Nominating Committee
Betsy S. Michel 1, 3	3 Board Operations Committee

• Trustee, The Geraldine R. Dodge Foundation

Executive Officers
William C. Morris	Richard R. Schmaltz

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Christopher J. Mahony	Frank J. Nasta

Vice President	Secretary

Thomas G. Rose

Vice President

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

For More Information

Important Telephone Numbers

(800) 221-2450    Shareholder Services
(800) 445-1777    Retirement Plan Services
(212) 682-7600    Outside the United States
(800) 622-4597    24-Hour Automated Telephone Access Service

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income and Growth Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.	EQIN3 6/04

ITEM 2.      CODE OF ETHICS.
             Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.
             Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable

ITEM 6.      SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
             CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
             INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not applicable.

ITEM 10.     CONTROLS AND PROCEDURES.

             (a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the
             registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

             (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 11.    EXHIBITS.

             (a)(1) Not applicable.

             (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                    Investment Company Act of 1940.

             (a)(3) Not applicable.

             (b)    Certifications of chief executive officer and chief
                    financial officer as required by Rule 30a-2(b) under the
                    Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 1, 2004

By:      /S/LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 1, 2004

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

         (a)(2)   Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

         (b)      Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.